Operating Profit/(Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Analysis of income and expense [abstract]
Auditor's remuneration for audit services	$ 3	$ 2	$ 2
Total auditor's remuneration	$ 3	$ 2	$ 2